Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Numerator for basic and diluted net earnings per share:
Net income	$ 8	$ 2,660
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share Effect of dilutive securities:	30,474,462	22,814,312
Employee stock options	1,265,447	1,920,207
Denominator for diluted net earnings per share	31,739,909	24,734,519
Basic net earnings per share	$ 0.00	$ 0.12
Diluted net earnings per share	$ 0.00	$ 0.11